Significant accounting judgments, estimates and assumptions (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Goodwill	$ 409,371	$ 414,287
C G U [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	567,000
Goodwill	$ 348,000
Discount rate	16.51%
Carrying amount	3.69%